Exhibit 1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Blue Owl Real Estate Fund V LP (the “Company”)

Deutsche Bank Securities Inc.

Blue Owl RE Net Lease Fund V AS LLC

Blue Owl RE Net Lease Fund 2024-1 LLC

Blue Owl RE Net Lease Fund 2024-1 Canada LP (together, the “Specified Parties”)

Re: Blue Owl RE Net Lease Fund 2024-1 LLC and Blue Owl RE Net Lease Fund 2024-1 Canada LP – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Fund V ABS Data Tape (2024.07.12)_Clean_External v16.xlsx” provided by the Company on September 5, 2024, containing information on 242 leases (“Leases”) and the related 242 leased properties (“Leased Properties”) as of October 1, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Blue Owl RE Net Lease Fund 2024-1 LLC and Blue Owl RE Net Lease Fund 2024-1 Canada LP (together, the "Co-Issuers"). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts, percentages and years were within $1.00, 0.1% and 1.00 year, respectively.
•	The term “Initial Data File” means an electronic data file entitled “Fund V ABS Data Tape (2024.07.12)_Clean_External v10..xlsx” provided by the Company on August 15, 2024, containing information on 242 Leases and the related Leased Properties as of October 1, 2024, which we were informed are intended to be included as collateral in the offering by the Co-Issuers.
•	The term “Lease File” means the following information sources provided by the Company: Lease Agreement , Appraisal, Property Condition Assessment, Environmental Site Assessment and Property Survey. The Lease File was represented by the Company to be either the original Lease File, a copy of the original Lease File, or electronic records. We make no representation regarding the validity or accuracy of these documents or the execution of the applicable documents by the borrower.
•	The term “Tenant Industry Mapping Information” means information provided by the Company on August 16, 2024, containing the mapping of relevant tenant to their applicable industry.
•	The term “Source Documents” means the Lease File and the Tenant Industry Mapping File.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.
•	The term “Provided Information” means the Initial Data File, the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We selected a sample of 75 Leased Properties from the Initial Data File (each a “Selected Property”) based on the following criteria: (i) the top 25 Leased Properties based on the “Next 12 Month NOI ($)” field in the Initial Data File and (ii) 50 randomly selected Leased Properties with at least one Leased Property from each tenant if not already included in criteria (i). A listing of the Selected Properties is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Properties we were instructed to select from the Initial Data File.
B.	For each Selected Property, we compared the specified attributes in the Initial Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Initial Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents / Instructions
City	Lease Agreement, Property Survey, Property Condition Assessment, Environmental Site Assessment, Appraisal
State	Lease Agreement, Property Survey, Property Condition Assessment, Environmental Site Assessment, Appraisal
Zip Code	Lease Agreement, Appraisal, Property Condition Assessment, Property Survey
Tenant	Lease Agreement
Master Lease (Y/N)	Lease Agreement
Lease Guarantor (or Tenant if no lease guaranty)	Lease Agreement
Lease Commencement	Lease Agreement
Lease Expiration	Lease Agreement
Original Lease Term	Lease Agreement
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Attribute	Source Documents / Instructions
Date of Last Rent Increase	Lease Agreement We were instructed by the Company to assume this attribute is accurate and to not perform procedure related to this attribute for Selected Property E1271B.
Date of Next Rent Increase	Lease Agreement We were instructed by the Company to assume this attribute is accurate and to not perform procedure related to this attribute for Selected Property E1271B.
Annual Rent Growth	Lease Agreement
Tenant Purchase Option (Y/N)	Lease Agreement
Renewal Options Detail	Lease Agreement
Current Monthly Rent Payment (Local)	Lease Agreement We were instructed by the Company to assume this attribute is accurate and to not perform procedure related to this attribute for Selected Property E1271B.
Next 12 Month NOI (Local)	Lease Agreement We were instructed by the Company to assume this attribute is accurate and to not perform procedure related to this attribute for Selected Property E1271B.
Property SF	Lease Agreement, Appraisal, Property Condition Assessment, Property Survey
Land Size (Acres)	Lease Agreement, Property Survey, Property Condition Assessment, Environmental Site Assessment, Appraisal
Year Built	Appraisal, Property Condition Assessment, Lease Agreement
Raw Land Value (Local)	Appraisal
"As-Is" Appraised Value (Local)	Appraisal
Appraisal Date	Appraisal
Tenant Industry	Tenant Industry Mapping List

We found the information to be in agreement, except as set forth in Exhibit B.

As a result of the findings identified and reported in Exhibit B based on the performance of Procedure B, the Initial Data File was revised by the Company. The Data File represents the revised information reflecting resolution of

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differences reported as determined appropriate by the Company. We reperformed Procedure B for the Selected Properties from the Data File. We found such information to be in agreement.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

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The procedures performed were applied based on the information included in the Initial Data File, Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases and related Leased Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the nature of issued securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
October 10, 2024

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Exhibit A

Selected Property #	Prop ID
1	E1191B
2	E552B
3	E548B
4	E549B
5	E553B
6	E1596B
7	E528B
8	E551B
9	E1209B
10	E1006B
11	E547B
12	E527B
13	E544B
14	E1587B
15	E550B
16	E1271B
17	E554B
18	E1492B
19	E534B
20	E545B
21	E1501B
22	E529B
23	E539B
24	E543B
25	E538B
26	E895B
27	E1471B
28	E1496B
29	E1301B
30	E1288B
31	E1657B
32	E1289B
33	E1698B
34	E1508B
35	E1712B
36	E1505B
37	E1497B
38	E1481B
39	E1007B
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Selected Property #	Prop ID
40	E1163B
41	E537B
42	E1484B
43	E1362B
44	E1507B
45	E1476B
46	E1305B
47	E1309B
48	E1499B
49	E1324B
50	E1580B
51	E1679B
52	E1290B
53	E1155B
54	E1582B
55	E1318B
56	E1314B
57	E1478B
58	E1157B
59	E533B
60	E1715B
61	E1298B
62	E736B
63	E737B
64	E1193B
65	E1577B
66	E735B
67	E987B
68	E1513B
69	E1489B
70	E1313B
71	E1361B
72	E1511B
73	E1488B
74	E1661B
75	E943B
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Exhibit B

Selected Property #	Prop ID	Attribute	Per Initial Data File	Per Source Document
1	E1191B	Zip Code	M3C 4B4	M3C 1K4
6	E1596B	Zip Code	27611	27612
9	E1209B	Tenant	Johnson Controls	Tyco Fire Products LP
9	E1209B	Zip Code	35756	79403
9	E1209B	Lease Guarantor (or Tenant if no lease guaranty)	Johnson Controls International, plc.	Johnson Controls International plc
10	E1006B	Tenant	BP	TA OPERATING LLC
10	E1006B	Tenant Purchase Option (Y/N)	0	N
14	E1587B	Tenant	Loblaws	Loblaws Inc.
14	E1587B	Zip Code	[blank]	T9H 1R8
14	E1587B	Date of Next Rent Increase	7/1/2028	6/15/2028
14	E1587B	Renewal Options Detail	4, 5-year options, and 1, 3-year option	16, 5-year options, and 1, 3-year option
16	E1271B	Tenant	Ovintiv Inc.	Caerus Piceance LLC
26	E895B	Tenant	Universal Group	Universal Group Company Leaseholds, Inc.
26	E895B	Lease Commencement	9/19/2023	9/15/2023
26	E895B	Lease Guarantor (or Tenant if no lease guaranty)	Universal Group	Universal Group Company Leaseholds, Inc.
27	E1471B	Tenant	Loblaws	Loblaws Inc.
27	E1471B	Zip Code	[blank]	T4H 1Y6
27	E1471B	Property SF	49,103	42,485
27	E1471B	Land Size (Acres)	15.3	9.6
31	E1657B	Tenant	NAPA Auto Parts	Motor Parts & Equipment Corporation
33	E1698B	Tenant	NAPA Auto Parts	Motor Parts & Equipment Corporation
35	E1712B	Tenant	Dollar General	Dolgencorp, LLC
38	E1481B	Tenant	Loblaws	Loblaws Inc.
38	E1481B	Zip Code	[blank]	N0L 1M0
38	E1481B	Renewal Options Detail	4, 5-year options, and 1, 3-year option	4, 5-year options, and 1, 3-year (less one day) option
39	E1007B	Tenant	LV Petroleum	LV Petroleum, LLC
39	E1007B	Zip Code	58201	58203
39	E1007B	Lease Commencement	9/28/2023	10/28/2023
39	E1007B	Lease Expiration	9/30/2053	10/31/2053
39	E1007B	Date of Last Rent Increase	10/1/2024	Not Applicable
39	E1007B	Date of Next Rent Increase	10/1/2025	11/1/2024
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Selected Property #	Prop ID	Attribute	Per Initial Data File	Per Source Document
39	E1007B	Rem. Lease Term (yrs)	29	29.1
39	E1007B	Lease Guarantor (or Tenant if no lease guaranty)	LV Petroleum	LV Petroleum, LLC
39	E1007B	Tenant Purchase Option (Y/N)	N - ROFR only Section 46	Y - Section 52
40	E1163B	Zip Code	37686	37617
42	E1484B	Tenant	Loblaws	Loblaws Inc.
42	E1484B	Zip Code	[blank]	A0A 1X0
43	E1362B	Tenant	NAPA Auto Parts	Motor Parts & Equipment Corporation
45	E1476B	Tenant	Loblaws	Loblaws Inc.
45	E1476B	Zip Code	[blank]	T0H 1Z0
48	E1499B	Land Size (Acres)	0.4	0.8
51	E1679B	Tenant	NAPA Auto Parts	Motor Parts & Equipment Corporation
57	E1478B	Tenant	Loblaws	Loblaws Inc.
57	E1478B	Zip Code	[blank]	T0A 3A1
60	E1715B	Tenant	Dollar General	DG Retail, LLC
64	E1193B	Date of Next Rent Increase	7/1/2026	7/12/2026
67	E987B	Tenant	Universal Group	Universal Group Company Leaseholds, Inc.
67	E987B	Lease Guarantor (or Tenant if no lease guaranty)	Universal Group	Universal Group Company Leaseholds, Inc.
69	E1489B	Tenant	NAPA Auto Parts	Motor Parts & Equipment Corporation
69	E1489B	Renewal Options Detail	4, 5-year options, and 1, 3-year option	4, 5-year options
71	E1361B	Tenant	Johnson Controls	Johnson Controls, Inc.
71	E1361B	Lease Guarantor (or Tenant if no lease guaranty)	Johnson Controls International, Plc	Johnson Controls International plc
73	E1488B	Tenant	NAPA Auto Parts	Motor Parts & Equipment Corporation
73	E1488B	Renewal Options Detail	4, 5-year options, and 1, 3-year option	4, 5-year options
74	E1661B	Tenant	NAPA Auto Parts	Motor Parts & Equipment Corporation
75	E943B	Tenant	Ramoco Fuels	Ramoco Fuels NC LLC
75	E943B	Lease Commencement	11/17/2023	9/18/2023
75	E943B	Date of Last Rent Increase	N/A	10/1/2024
75	E943B	Date of Next Rent Increase	12/1/2024	10/1/2025
75	E943B	Original Lease Term (yrs)	24.9	25

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